Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Basis of Presentation and Summary of Significant Accounting Policies [Abstarct]
Schedule of Straight-Line Method Over the Useful Lives	Depreciation is provided over the estimated useful life of each class of depreciable assets and is computed using the straight-line method over the useful lives of the assets are as follows:
Useful Life
Machinery and equipment	5 years
Computer and peripherals	3 years
Trucks and automobiles	5 years
Buildings	39 years

Property and equipment are stated at historical cost. Depreciation is provided over the estimated useful life of each class of depreciable assets and is computed using the straight-line method over the useful lives of the assets are as follows:

Useful Life
Machinery and equipment	5 years
Computer and peripherals	3 years
Trucks and automobiles	5 years
Buildings	39 years

Schedule of Disaggregate Revenue

The Company’s disaggregate revenue stream by products are summarized below:

	For the Three Months Ended
	March 31, 2025	March 31, 2024

Grow light	$850,899	$2,026,566
Indoor grow containers	-	143,781
Grow Media and others	255,920	34,373
Total	$1,106,819	$2,204,720

The Company’s disaggregate revenue stream by products are summarized below:

	For the Years Ended
	December 31, 2024	December 31, 2023

Grow light	$8,910,308	$8,932,751
Indoor grow containers	143,781	-
Grow Media and others	207,494	-
Total	$9,261,583	$8,932,751

Schedule of Deferred income and Contract Liabilities

Movements of deferred income — contract liabilities (including related party) consisted of the following as of the date indicated:

	As of March 31, 2025	As of December 31, 2024
Beginning balance	$231,258	$118,909
Prepayments from customers	211,334	1,054,171
Recognized as revenues	(303,050)	(941,822)
Ending balance	$139,542	$231,258

Movements of deferred income — contract liabilities (including related party) consisted of the following as of the date indicated:

	As of December 31, 2024	As of December 31, 2023
Beginning balance	$118,909	$808,118
Prepayments from customers	1,054,171	1,370,836
Recognized as revenues	(941,822)	(2,060,045)
Ending balance	$231,258	$118,909